Reorganization and IPO - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013
Reorganization And Inital Public Offering [Line Items]
Class B liability awards		$ 0		$ 0	$ 0		$ 225,249	$ 146,175		$ 551,951
Proceeds from Issuance Initial Public Offering	353,414
Pre-offering related compensation - other		0	13,747		143,035	21,895	54,153	55,714	17,578
Cash incentive compensation
Reorganization And Inital Public Offering [Line Items]
Pre-offering related compensation - other		$ 0	$ 0		$ 56,788	$ 0